UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number        811-02201

                             Cutwater Select Income Fund

(Exact name of registrant as specified in charter)

200 Park Avenue, 7th Floor

                           New York, NY 10166

(Address of principal executive offices) (Zip code)

Clifford D. Corso

200 Park Avenue, 7th Floor

                           New York, NY 10166

(Name and address of agent for service)

Registrant’s telephone number, including area code:         212-527-1800

Date of fiscal year end: March 31

Date of reporting period: December 31, 2016

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

	Moody’s/ Standard & Poor’s Rating(a)	Principal Amount (000’s)	Value (Note 1)

CORPORATE DEBT SECURITIES (83.70%)
AUTOMOTIVE (0.93%)
Ford Holdings LLC, Co. Gty., 9.30%, 03/01/30	Baa2/BBB	$1,000	$1,358,778
Ford Motor Co., Sr. Unsec. Notes, 8.90%, 01/15/32	Baa2/BBB	500	664,797

			2,023,575

CHEMICALS (2.23%)
Axalta Coating Systems LLC, Co. Gty., 4.875%, 08/15/24, 144A (b)	B1/B+	581	581,000
Dow Chemical Co., Sr. Unsec. Notes, 8.55%, 05/15/19	Baa2/BBB	500	573,041
Incitec Pivot Finance LLC, Co. Gty., 6.00%, 12/10/19, 144A	Baa3/BBB	405	435,712
Sinochem Overseas Capital Co., Ltd., Co. Gty., 4.50%, 11/12/20, 144A	A3/A-	500	523,007
Solvay Finance America LLC, Co. Gty., 3.40%, 12/03/20, 144A(b)	Baa2/BBB-	312	317,458
Union Carbide Corp., Sr. Unsec. Notes, 7.75%, 10/01/96	Baa2/BBB	2,000	2,424,670

			4,854,888

DIVERSIFIED FINANCIAL SERVICES (17.31%)
Bank of America Corp., Sr. Unsec. Notes, 5.625%, 07/01/20	Baa1/BBB+	190	208,915
Bank of America Corp., Sr. Unsec. Notes, 5.875%, 01/05/21	Baa1/BBB+	500	556,688
Bank of America Corp., Sub. Notes, 4.45%, 03/03/26	Baa3/BBB	1,764	1,817,869
CDP Financial, Inc., Co. Gty., 4.40%, 11/25/19, 144A	Aaa/AAA	400	426,725
Citigroup, Inc., Sr. Unsec. Notes, 8.125%, 07/15/39	Baa1/BBB+	70	104,015
Citigroup, Inc., Sub. Notes, 4.60%, 03/09/26	Baa3/BBB	2,000	2,067,166
Citigroup, Inc., Sub. Notes, 5.30%, 05/06/44	Baa3/BBB	926	997,464
Discover Financial Services, Sr. Unsec. Notes, 10.25%, 07/15/19	Ba1/BBB-	200	229,601
Farmers Exchange Capital, Sub. Notes, 7.20%, 07/15/48, 144A	Baa2/A-	3,000	3,402,753
GE Capital International Funding, Co. Gty., 4.418%, 11/15/35	A1/AA-	1,018	1,066,769
General Electric Capital Corp., Sr. Unsec. Notes, 6.875%, 01/10/39	A1/AA-	287	404,653
General Electric Co., Jr. Sub. Notes, 5.00%, 01/21/21(b),(c),(d)	A3/A	4,320	4,482,864
Goldman Sachs Group, Inc., Sr. Unsec. Notes, 3.50%, 11/16/26(b)	A3/BBB+	1,040	1,016,064
Goldman Sachs Group, Inc., Sr. Unsec. Notes, 2.64%, 10/28/27(b),(c)	A3/BBB+	550	560,667
HSBC Capital Funding LP, Co. Gty., 10.176%, 06/30/30, 144A(b),(c),(d)	Baa1/BBB-	2,180	3,215,500
ING Bank NV, Sub. Notes, 4.125%, 11/21/23(b),(c)	Baa2/BBB+	2,500	2,527,025
Intesa Sanpaolo SpA, Co. Gty., 3.875%, 01/15/19	Baa1/BBB-	1,100	1,119,711
Intesa Sanpaolo SpA, Sub. Notes, 5.71%, 01/15/26, 144A	Ba1/BB	1,250	1,192,849
JPMorgan Chase & Co., Jr. Sub., 7.90%, 04/30/18(b),(c),(d)	Baa3/BBB-	2,000	2,071,000
Lincoln Finance, Ltd., Sr. Sec. Notes, 7.375%, 04/15/21, 144A(b)	B1/BB+	225	239,625
Morgan Stanley, Sr. Unsec. Notes, 6.25%, 08/28/17	A3/BBB+	300	309,108
Nasdaq, Inc., Sr. Unsec. Notes, 3.85%, 06/30/26(b)	Baa3/BBB	1,294	1,285,462
Nationwide Building Society, Sr. Unsec. Notes, 2.45%, 07/27/21, 144A	Aa3/A	1,193	1,177,143
PNC Financial Services Group, Inc., Jr. Sub., 5.00%, 11/01/26(b),(c),(d)	Baa2/BBB-	1,587	1,531,455
Santander UK Group Holdings PLC, Sr. Unsec. Notes, 2.875%, 10/16/20	Baa1/BBB	745	738,288
Synchrony Financial, Sr. Unsec. Notes, 2.60%, 01/15/19(b)	NA/BBB-	936	940,734
Toronto-Dominion Bank, Sub. Notes, 3.625%, 09/15/31(b),(c)	A2/A-	716	699,410
UBS AG, Sub. Notes, 7.625%, 08/17/22	NR/BBB+	2,000	2,267,500
Westpac Banking Corp., Sub. Notes, 4.322%, 11/23/31(b),(c)	A3/BBB+	1,015	1,018,233

			37,675,256

ENERGY (12.56%)
Antero Resources Corp., Co. Gty., 5.625%, 06/01/23(b)	Ba3/BB	566	579,443
BG Energy Capital PLC, Co. Gty., 6.50%, 11/30/72(b),(c)	WR/BBB+	3,250	3,358,404
Burlington Resources, Inc., Co. Gty., 9.125%, 10/01/21	Baa2/A-	850	1,064,222
CITGO Petroleum Corp., Sr. Sec. Notes, 6.25%, 08/15/22, 144A(b)	B3/B+	2,180	2,267,200
CMS Panhandle Holding Co., Sr. Unsec. Notes, 7.00%, 07/15/29	Baa3/BBB-	1,000	1,093,287
Columbia Pipeline Group, Inc., Co. Gty., 4.50%, 06/01/25(b)	Baa2/A-	395	414,975
Concho Resources Inc., Co. Gty., 4.375%, 01/15/25(b)	Ba2/BB+	743	741,521
El Paso LLC, Sr. Sec. Notes, 8.05%, 10/15/30	Baa3/BBB-	1,000	1,191,903
Enbridge, Inc., Sr. Unsec. Notes, 4.25%, 12/01/26(b)	Baa2/BBB+	746	763,823

The accompanying notes are an integral part of these schedule of investments.

SCHEDULE OF INVESTMENTS    (Unaudited) — continued

	Moody’s/ Standard & Poor’s Rating(a)	Principal Amount (000’s)	Value (Note 1)

CORPORATE DEBT SECURITIES (Continued)
ENERGY (Continued)
Enbridge, Inc., Sr. Unsec. Notes, 5.50%, 12/01/46(b)	Baa2/BBB+	$1,496	$1,600,750
Enbridge, Inc., Sub. Notes, 6.00%, 01/15/77(b),(c)	Ba1/BBB-	750	748,125
Enterprise Products Operating LLC, Co. Gty., Series B, 7.034%, 01/15/68(b),(c)	Baa2/BBB-	1,000	1,021,015
Florida Gas Transmission Co. LLC, Sr. Unsec. Notes, 9.19%, 11/01/24, 144A	Baa2/BBB	80	94,553
IFM US Colonial Pipeline 2 LLC, Sr. Sec. Notes, 6.45%, 05/01/21, 144A(b)	NA/BB	1,000	1,088,791
Kinder Morgan, Inc., Co. Gty., 5.55%, 06/01/45(b)	Baa3/BBB-	1,755	1,845,862
Petroleos Mexicanos, Co. Gty., 8.00%, 05/03/19	Baa3/BBB+	250	274,375
Petroleos Mexicanos, Co. Gty., 6.00%, 03/05/20	Baa3/BBB+	750	791,063
Petroleos Mexicanos, Co. Gty., 6.50%, 03/13/27, 144A	Baa3/BBB+	420	433,230
Regency Energy Partners LP/Regency Energy Finance Corp., Co. Gty., 6.50%, 07/15/21(b)	Baa3/BBB-	2,180	2,251,460
Sunoco LP/Sunoco Finance Corp., Co. Gty., 6.25%, 04/15/21(b)	B1/BB-	850	865,938
Tesoro Corp., Co. Gty., 4.75%, 12/15/23(b) , 144A	Ba2/BB+	291	293,001
Tesoro Logistics LP/Tesoro Logistics Finance Corp., Co. Gty., 5.25%, 01/15/25(b)	Ba3/BB+	70	71,488
Valero Energy Corp., Co. Gty., 8.75%, 06/15/30	Baa2/BBB	1,000	1,314,568
Valero Energy Corp., Co. Gty., 10.50%, 03/15/39	Baa2/BBB	500	764,682
Williams Partners LP, Sr. Unsec. Notes, 4.30%, 03/04/24(b)	Baa3/BBB-	1,670	1,686,384
Williams Partners LP, Sr. Unsec. Notes, 4.00%, 09/15/25(b)	Baa3/BBB-	730	721,809

			27,341,872

FOOD AND BEVERAGE (2.76%)
Anheuser-Busch InBev Finance, Inc., Co. Gty., 3.70%, 02/01/24	A3/A-	795	821,798
Anheuser-Busch InBev Finance, Inc., Co. Gty., 4.70%, 02/01/36(b)	A3/A-	645	678,455
Anheuser-Busch InBev Finance, Inc., Co. Gty., 4.90%, 02/01/46(b)	A3/A-	756	817,138
Anheuser-Busch InBev Worldwide, Inc., Co. Gty., 7.75%, 01/15/19	A3/A-	325	362,007
Anheuser-Busch InBev Worldwide, Inc., Co. Gty., 8.20%, 01/15/39	A3/A-	27	40,605
JBS USA LLC/JBS USA Finance, Inc., Sr. Unsec. Notes, 5.75%, 06/15/25, 144A(b)	Ba2/BB	1,200	1,215,000
Kraft Heinz Foods, Co. Gty., 5.20%, 07/15/45(b)	Baa3/BBB-	260	272,171
Mondelez International Holdings Netherlands BV, Co. Gty., 2.00%, 10/28/21(b) , 144A	A3/BBB	1,891	1,811,654

			6,018,828

HEALTHCARE (1.29%)
Actavis Funding SCS, Co. Gty., 4.75%, 03/15/45(b)	Baa3/BBB	180	176,712
MEDNAX, Inc., Co. Gty., 5.25%, 12/01/23, 144A(b)	Ba2/BBB-	250	257,500
Medtronic, Inc., Co. Gty., 4.625%, 03/15/45	A3/A	775	838,101
Teva Pharmaceutical Finance Netherlands III BV, Co. Gty., 3.15%, 10/01/26	Baa2/BBB	391	360,473
Teva Pharmaceutical Finance Netherlands III BV, Co. Gty., 4.10%, 10/01/46	Baa2/BBB	188	161,090
Zoetis, Inc., Sr. Unsec. Notes, 4.70%, 02/01/43(b)	Baa2/BBB	1,050	1,022,042

			2,815,918

INDUSTRIAL (3.78%)
Heathrow Funding, Ltd., Sr. Sec. Notes, 4.875%, 07/15/23, 144A	NA/A-	200	212,941
Newell Brands, Inc., Sr. Unsec. Notes, 4.20%, 04/01/26(b)	Baa3/BBB-	593	618,962
Newell Brands, Inc., Sr. Unsec. Notes, 5.50%, 04/01/46(b)	Baa3/BBB-	1,379	1,583,128
Northrop Grumman Space & Mission Systems Corp., Co. Gty., 7.75%, 06/01/29	Baa1/BBB+	500	663,701
Reynolds American, Inc., Co. Gty., 4.45%, 06/12/25(b)	Baa3/BBB	1,000	1,055,811

The accompanying notes are an integral part of these schedule of investments.

SCHEDULE OF INVESTMENTS    (Unaudited) — continued

	Moody’s/ Standard & Poor’s Rating(a)	Principal Amount (000’s)	Value (Note 1)

CORPORATE DEBT SECURITIES (Continued)
INDUSTRIAL (Continued)
Sydney Airport Finance Co. Property, Ltd., Sr. Sec. Notes, 3.375%, 04/30/25, 144A(b)	Baa2/BBB	$400	$385,358
United Technologies Corp. Sr. Unsec. Notes, 1.50%, 11/01/19	A3/A-	757	751,424
Vale Overseas, Co. Gty., 5.875%, 06/10/21	Ba3/BBB-	1,300	1,361,750
Vale Overseas, Co. Gty., 6.25%, 08/10/26	Ba3/BBB-	1,010	1,050,400
Worthington Industries, Inc., Sr. Unsec. Notes, 6.50%, 04/15/20	Baa3/BBB	500	548,314

			8,231,789

INSURANCE (7.94%)
AIG SunAmerica, Inc., Sr. Unsec. Notes, 8.125%, 04/28/23	Baa1/A-	1,800	2,179,764
Allstate Corp., Jr. Sub. Notes, 6.50%, 05/15/67(b),(c)	Baa1/BBB	2,200	2,497,000
American International Group, Inc., Jr. Sub. Debs., 8.175%, 05/15/68(b),(c)	Baa2/BBB	2,500	3,162,500
Guardian Life Insurance Co. of America, Sub. Notes, 7.375%, 09/30/39, 144A	A1/AA-	108	143,988
Liberty Mutual Group, Inc., Co. Gty., 7.00%, 03/07/67, 144A(b),(c)	Baa3/BB+	500	445,000
Liberty Mutual Group, Inc., Co. Gty., 10.75%, 06/15/88, 144A(b),(c)	Baa3/BB+	1,000	1,500,000
Liberty Mutual Group, Inc., Sr. Unsec. Notes, 7.00%, 03/15/34, 144A	Baa2/BBB	250	296,839
Massachusetts Mutual Life Insurance Co., Sub. Notes, 8.875%, 06/01/39, 144A	A1/AA-	500	750,580
MetLife Capital Trust X, Jr. Sub. Notes, 9.25%, 04/08/68, 144A(b)	Baa2/BBB	500	680,000
MetLife, Inc., Jr. Sub. Notes, 10.75%, 08/01/69(b)	Baa2/BBB	1,000	1,535,000
Nationwide Mutual Insurance Co., Sub. Notes, 9.375%, 08/15/39, 144A	A3/A-	215	324,740
New York Life Insurance Co., Sub. Notes, 6.75%, 11/15/39, 144A	Aa2/AA-	103	135,476
Principal Financial Group, Inc., Co. Gty., 4.30%, 11/15/46(b)	Baa1/BBB+	694	679,962
Prudential Financial, Inc., Jr. Sub. Notes, 5.20%, 03/15/44(b),(c)	Baa2/BBB+	2,500	2,470,425
Travelers Cos., Inc., Jr. Sub. Notes, 6.25%, 03/15/67(b),(c)	A3/NR	500	496,250

			17,297,524

MEDIA (9.80%)
21st Century Fox America, Inc., Co. Gty., 7.90%, 12/01/95	Baa1/BBB+	1,400	1,712,309
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec. Notes, 5.75%, 02/15/26, 144A(b)	B1/BB+	1,112	1,150,920
Comcast Corp., Co. Gty., 7.05%, 03/15/33	A3/A-	2,000	2,684,976
Cox Communications, Inc., Sr. Unsec. Notes, 6.80%, 08/01/28	Baa2/BBB	1,500	1,705,173
Cox Enterprises, Inc., Sr. Unsec. Notes, 7.375%, 07/15/27, 144A	Baa2/BBB	500	581,452
Grupo Televisa SAB, Sr. Unsec. Notes, 6.625%, 01/15/40	Baa1/BBB+	159	166,613
Harcourt General, Inc., Sr. Unsec. Notes, 8.875%, 06/01/22	WR/BBB+	2,000	2,356,978
Hearst-Argyle Television, Inc., Sr. Unsec. Notes, 7.00%, 01/15/18	WR/NR	1,000	1,000,000
Myriad International Holding BV, Co. Gty., 6.375%, 07/28/17, 144A	Baa3/BBB-	100	101,976
Numericable Group SA, Sr. Sec. Notes, 6.25%, 05/15/24, 144A(b)	B1/B+	1,780	1,788,900
Time Warner Entertainment Co., LP, Co. Gty., 8.375%, 07/15/33	Ba1/BBB-	1,360	1,781,887
Time Warner, Inc., Co. Gty., 9.15%, 02/01/23	Baa2/BBB	3,000	3,847,344
VTR Finance BV, Sr. Sec. Notes, 6.875%, 01/15/24, 144A(b)	B1/B+	2,375	2,452,187

			21,330,715

MINING (1.79%)
Anglo American Capital PLC, Co. Gty., 9.375%, 04/08/19, 144A	Ba2/BB+	500	571,250
BHP Billiton Finance USA, Ltd. Co. Gty., 6.75%, 10/19/75, 144A(b),(c)	Baa2/BBB+	972	1,091,070
Rio Tinto Finance USA, Ltd., Co. Gty., 9.00%, 05/01/19	Baa1/A-	34	39,204
Teck Resources, Ltd., Co. Gty., 6.00%, 08/15/40(b)	B3/BB	1,000	950,000
Teck Resources, Ltd., Co. Gty., 5.20%, 03/01/42(b)	B3/BB	1,415	1,245,200

			3,896,724

PAPER (1.66%)
Smurfit Kappa Treasury Funding, Ltd., Sr. Sec. Notes, 7.50%, 11/20/25	Ba1/BB+	2,000	2,320,000

The accompanying notes are an integral part of these schedule of investments.

SCHEDULE OF INVESTMENTS    (Unaudited) — continued

	Moody’s/ Standard & Poor’s Rating(a)	Principal Amount (000’s)	Value (Note 1)

CORPORATE DEBT SECURITIES (Continued)
PAPER (Continued)
Westvaco Corp., Co. Gty., 8.20%, 01/15/30	Baa2/BBB	$1,000	$1,305,476

			3,625,476

REAL ESTATE INVESTMENT TRUST (REIT) (1.53%)
Duke Realty LP, Co. Gty., 6.50%, 01/15/18	Baa1/BBB+	466	487,857
Goodman Funding Property, Ltd., Co. Gty., 6.375%, 04/15/21, 144A	Baa2/BBB	1,050	1,185,520
Liberty Property LP, Sr. Unsec. Notes, 3.25%, 10/01/26(b)	Baa1/BBB	1,722	1,648,978

			3,322,355

RETAIL & RESTAURANT (0.07%)
McDonald’s Corp., Sr. Unsec. Notes, 3.70%, 01/30/26(b)	Baa1/BBB+	146	148,642

TECHNOLOGY (0.52%)
Microsoft Corp., Sr. Unsec. Notes, 2.40%, 08/08/26(b)	Aaa/AAA	1,199	1,132,692

TELECOMMUNICATIONS (8.47%)
Altice Financing SA, Sr. Sec. Notes, 6.625%, 02/15/23, 144A(b)	B1/BB-	200	205,500
AT&T Inc., Sr. Unsec. Notes, 4.50%, 05/15/35(b)	Baa1/BBB+	1,750	1,690,790
AT&T Inc., Sr. Unsec. Notes, 4.75%, 05/15/46(b)	Baa1/BBB+	425	402,653
Bharti Airtel International, Sr. Unsec. Notes, 5.35%, 05/20/24, 144A	Baa3/BBB-	2,225	2,330,543
Centel Capital Corp., Co. Gty., 9.00%, 10/15/19	Ba1/BBB-	1,000	1,135,000
Deutsche Telekom International Finance BV, Co. Gty., 8.75%, 06/15/30	Baa1/BBB+	2,000	2,940,230
Digicel, Ltd., Sr. Unsec. Notes, 6.00%, 04/15/21, 144A(b)	B1/NA	500	452,235
Frontier Communications Corp., Sr. Unsec. Notes, 8.125%, 10/01/18	B1/BB-	500	540,000
Frontier Communications Corp., Sr. Unsec. Notes, 11.00%, 09/15/25(b)	B1/BB-	267	275,677
Frontier Communications Corp., Sr. Unsec. Notes, 9.00%, 08/15/31	B1/BB-	500	426,250
GTE Corp., Co. Gty., 6.94%, 04/15/28	Baa2/BBB+	1,500	1,870,096
Qwest Corp., Sr. Unsec. Notes, 6.875%, 09/15/33(b)	Ba1/BBB-	928	886,065
Qwest Corp., Sr. Unsec. Notes, 7.25%, 10/15/35(b)	Ba1/BBB-	500	473,477
Sprint Capital Corp., Co. Gty., 6.875%, 11/15/28	Caa1/B	1,500	1,481,250
Sprint Capital Corp., Co. Gty., 8.75%, 03/15/32	Caa1/B	1,000	1,100,000
Verizon Communications, Inc., Sr. Unsec. Notes, 7.75%, 12/01/30	Baa1/BBB+	1,646	2,226,524

			18,436,290

TRANSPORTATION (5.00%)
American Airlines, Pass Through Certs., Series 2013-2, Class B, 5.60%, 01/15/22, 144A	NA/BBB-	1,971	2,045,399
BNSF Funding Trust I, Co. Gty., 6.613%, 12/15/55(b),(c)	Baa2/A-	250	286,250
British Airways PLC, Pass Through Certs., Series 2013-1, Class B, 5.625%, 12/20/21, 144A	A3/BBB	1,107	1,162,272
Continental Airlines, Pass Through Certs., Series 1999-1, Class B, 6.795%, 02/02/20	Ba1/BBB	58	59,119
Continental Airlines, Pass Through Certs., Series 2000-1, Class A1, 8.048%, 05/01/22	Baa1/A-	449	499,236
Continental Airlines, Pass Through Certs., Series 2000-2, Class A1, 7.707%, 10/02/22	Baa2/BBB-	590	637,047
Delta Air Lines, Pass Through Certs, Series 1993, Class A2, 10.50%, 04/30/16(b),(e)	WR/NR	331	33,074
ERAC USA Finance LLC, Co. Gty., 3.80%, 11/01/25, 144A(b)	Baa1/BBB+	415	417,906
ERAC USA Finance LLC, Co. Gty., 7.00%, 10/15/37, 144A	Baa1/BBB+	1,500	1,900,584
Federal Express Corp., Pass Through Certs., Series 1996, Class B2, 7.84%, 01/30/18(b)	Baa1/BBB	516	530,398
Penske Truck Leasing Co LP/ PTL Finance Corp., Sr. Unsec. Notes, 3.40%, 11/15/26, 144A(b)	Baa2/BBB	785	751,067
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec. Notes, 3.375%, 02/01/22, 144A(b)	Baa2/BBB	1,200	1,210,151

The accompanying notes are an integral part of these schedule of investments.

SCHEDULE OF INVESTMENTS    (Unaudited) — continued

	Moody’s/ Standard & Poor’s Rating(a)	Principal Amount (000’s)	Value (Note 1)

CORPORATE DEBT SECURITIES (Continued)
TRANSPORTATION (Continued)
United Airlines, Pass Through Certs., Series 2013-1, Class B, 5.375%, 02/15/23	NA/BBB-	$409	$424,056
United Airlines, Pass Through Certs., Series 2016-1, Class AA, 3.10%, 01/07/30	Aa3/NA	952	918,680

			10,875,239

UTILITIES (6.06%)
Black Hills Corp., Sr. Unsec. Notes, 3.95%, 01/15/26(b)	Baa2/BBB	1,082	1,104,845
Consumers Energy Co., 3.25%, 08/15/46(b)	A1/A	622	549,115
Duquesne Light Holdings, Inc., Sr. Unsec. Notes, 6.40%, 09/15/20, 144A	Baa3/BBB-	1,000	1,115,787
Electricite de France SA, Sub. Notes, 5.25%, 01/29/23, 144A(b),(c),(d)	Baa3/BB	2,000	1,880,000
Exelon Corp., Sr. Unsec. Notes, 3.40%, 04/15/26(b)	Baa2/BBB-	505	495,495
Hydro-Quebec, 8.25%, 04/15/26	Aa2/A+	1,550	2,065,693
MidAmerican Funding LLC, Sr. Sec. Notes, 6.927%, 03/01/29	A2/A-	500	663,449
NextEra Energy Capital Holding, Inc., Co. Gty., Series D, 7.30%, 09/01/67(b),(c)	Baa2/BBB	1,250	1,248,750
Ohio Power Co., Sr. Unsec. Notes, 5.375%, 10/01/21	Baa1/BBB+	1,000	1,117,138
Southern Co. Gas Capital Corp. Co. Gty., 5.875%, 03/15/41(b)	Baa1/A-	992	1,155,494
Southern Co. Gas Capital Corp. Co. Gty., 3.95%, 10/01/46(b)	Baa1/A-	539	498,746
Toledo Edison Co., 7.25%, 05/01/20	Baa1/BBB+	80	88,506
Transelec SA, Sr. Unsec. Notes, 4.25%, 01/14/25, 144A(b)	Baa1/BBB	750	752,586
Transelec SA, Sr. Unsec. Notes, 3.875%, 01/12/29, 144A (b)	Baa1/BBB	490	462,335

			13,197,939

Total CORPORATE DEBT SECURITIES (Cost of $167,401,505)			182,225,722

ASSET BACKED SECURITIES (4.36%)
Ares XXIII CLO, Ltd., Series 2012-1AR, Class BR1, 3.078%, 04/19/23, 144A(b),(c)	NR/AA	2,000	1,997,880
AVIS Budget Rental Car Funding AESOP LLC, Series 2015-2A, Class A, 2.63%, 12/20/21, 144A(b)	Aaa/NA	1,605	1,585,368
Carlyle Global Market Strategies, Series 2014-3A, Class B, 4.036%, 07/27/26, 144A(b),(c)	A1/NA	2,500	2,497,900
CPS Auto Receivables Trust, Series 2015-C, Class B, Series 2015-C, Class B, 2.55%, 02/18/20, 144A (b)	NA/AA	935	940,257
Credit-Based Asset Servicing and Securitization LLC, Series 2006-SC1, Class A, 1.026%, 05/25/36, 144A (b),(c)	Aa3/A+	3	3,464
Domino’s Pizza Master Issuer LLC, Series 2015-1A, Class A21, 3.484%, 10/25/45, 144A(b)	NA/BBB+	1,238	1,224,630
Drive Auto Receivables Trust, Series 2016-CA, Class B, 2.37%, 11/16/20, 144A (b)	Aa1/AA	676	674,378
Flatiron CLO, Ltd., Series 2014-1A, Class A2, 2.923%, 07/17/26, 144A(b),(c)	Aa2/NA	290	286,143
Option One Mortgage Loan Trust, Series 2007-FXD2, Class 2A1, 5.90%, 03/25/37(b),(f)	Ca/AA	41	37,427
Renaissance Home Equity Loan Trust, Series 2006-3, Class AF2, 5.58%, 11/25/36(b),(f)	C/CCC	147	81,812
Small Business Administration Participation Certificates, Series 2010-20F, Class 1, 3.88%, 06/01/30	Aaa/AA+	150	157,864

TOTAL ASSET BACKED SECURITIES (Cost of $9,582,315)			9,487,123

COMMERCIAL MORTGAGE-BACKED SECURITIES (4.65%)
CGGS Commercial Mortgage Trust, Series 2016-RNDA, Class DFX, 4.387%, 02/10/33, 144A	Baa2/NA	637	647,647
Citigroup Commercial Mortgage Trust, Series 2013-375P, Class D, 3.518%, 05/10/35, 144A(c)	Baa1/NA	2,000	1,958,497

The accompanying notes are an integral part of these schedule of investments.

SCHEDULE OF INVESTMENTS    (Unaudited) — continued

	Moody’s/ Standard & Poor’s Rating(a)	Principal Amount (000’s)	Value (Note 1)

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Citigroup Commercial Mortgage Trust, Series 2016-P6, Class C, 4.288%, 12/10/26(b),(c)	NR/NA	$367	$351,664
FREMF Mortgage Trust, Series 2015-K44, Class B, 3.685%, 01/25/48, 144A(b),(c)	NA/NA	535	515,545
FREMF Mortgage Trust, Series 2015-K45, Class B, 3.591%, 04/25/48, 144A(b),(c)	NA/NA	1,270	1,229,757
LMREC, Inc., Series 2016-CRE2, Class A, 2.449%, 11/24/31, 144A (b),(c)	Aaa/NA	689	688,999
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-CKSV, Class C, 4.29%, 10/15/30, 144A(c)	NA/A	2,710	2,701,956
Morgan Stanley Reremic Trust, Series 2009-GG10, Class A4B, 5.797%, 08/12/45, 144A(b),(c)	Baa2/NA	210	211,183
Spirit Master Funding LLC, Series 2014-2A, Class A, 5.76%, 03/20/42, 144A(b)	NA/A+	1,578	1,646,906
TAL Advantage LLC, Series 2014-2A, Class A1, 1.70%, 05/20/39, 144A(b)	NA/A	170	168,423

Total COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost of $10,087,208)			10,120,577

RESIDENTIAL MORTGAGE-BACKED SECURITIES (0.31%)
FHLMC Pool # A15675, 6.00%, 11/01/33	Aaa/AA+	144	164,124
FHLMC Pool # G00182, 9.00%, 09/01/22(g)	Aaa/AA+	—	269
FNMA Pool # 55192, 10.50%, 09/01/17(g)	Aaa/AA+	—	344
FNMA Pool # 58991, 11.00%, 02/01/18	Aaa/AA+	1	506
FNMA Pool # 754791, 6.50%, 12/01/33	Aaa/AA+	259	292,556
FNMA Pool # 763852, 5.50%, 02/01/34	Aaa/AA+	161	180,298
GNSF Pool # 194228, 9.50%, 11/15/20	Aaa/AA+	6	5,844
GNSF Pool # 307527, 9.00%, 06/15/21	Aaa/AA+	9	9,930
GNSF Pool # 417239, 7.00%, 02/15/26	Aaa/AA+	8	8,910
GNSF Pool # 780374, 7.50%, 12/15/23	Aaa/AA+	5	5,219

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost of $546,940)			668,000

MUNICIPAL BONDS (2.23%)
Municipal Electric Authority of Georgia, Build America Bonds-Taxable-Plant Vogle Units 3&4, Series J, Revenue Bond, 6.637%, 04/01/57	A2/A+	175	217,037
New York State Dormitory Authority, Seires A-2, Revenue Bonds, 5.00%, 10/01/46	Aaa/AAA	1,745	2,241,557
San Francisco City & County Public Utilities Commission, Water Revenue, Build America Bonds, 6.00%, 11/01/40	Aa3/AA-	145	175,668
State of California, Build America Bonds, GO, 7.625%, 03/01/40	Aa3/AA-	1,500	2,219,280

TOTAL MUNICIPAL BONDS (Cost of $3,998,191)			4,853,542

U.S. TREASURY SECURITIES (0.48%)
U.S. Treasury Note, 1.50%, 08/15/26	Aaa/AA+	1,137	1,045,730

TOTAL U.S. TREASURY SECURITIES (Cost of $1,033,303)			1,045,730

PREFERRED STOCK (1.17%)		Shares
CoBank ACB, Series F, 6.250% (b),(c)
		20,000	2,028,126
US BANCORP, Series A, 3.500%
		615	524,337

TOTAL PREFERRED STOCK (Cost of $2,521,650)			2,552,463

TOTAL INVESTMENTS (96.90%) (Cost $195,171,112) *			210,953,157

OTHER ASSETS AND LIABILITIES (3.10%)			6,744,312

NET ASSETS (100.00%)			$217,697,469

The accompanying notes are an integral part of these schedule of investments.

SCHEDULE OF INVESTMENTS    (Unaudited) — continued

(a)	Ratings for debt securities are unaudited. All ratings are as of December 31, 2016 and may have changed subsequently.
(b)	This security is callable.
(c)	Variable rate security. Rate disclosed is as of December 31, 2016.
(d)	Security is perpetual. Date shown is next call date.
(e)	Investment was in default as of December 31, 2016.
(f)	Multi-Step Coupon. Rate disclosed is as of December 31, 2016.
(g)	Principal amount less than $1,000.

144A Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. At December 31, 2016, these securities amounted to $66,436,196 or 30.52% of net assets.

*Aggregate cost for Federal income tax purposes is $195,171,112.

Gross unrealized appreciation	$17,987,984
Gross unrealized depreciation	(2,205,939)

Net unrealized appreciation	$15,782,045

Legend

Certs. - Certificates

CLO - Collateralized Loan Obligation

Co. Gty. - Company Guaranty

Debs. - Debentures

FHLMC - Federal Home Loan Mortgage Corp.

FNMA - Federal National Mortgage Association

FREMF - Freddie Multi-Family

GNSF - Government National Mortgage Association (Single Family)

GO - General Obligation

Gtd. - Guaranteed

Jr. - Junior

LLC - Limited Liability Company

Ltd. - Limited

NA - Not Available

NR - Not Rated

REIT - Real Estate Investment trust

Sec. - Secured

Sr. - Senior

Sub. - Subordinated

Unsec. - Unsecured

WR - Withdrawn Rating

The accompanying notes are an integral part of these schedule of investments.

CUTWATER INSIGHT SELECT INCOME FUND

Notes to the Quarterly Portfolio of Investments

December 31, 2016

(unaudited)

A. Security Valuation – In valuing the Insight Select Income Fund’s (the “Fund”) net assets, all securities for which representative market quotations are available will be valued at the last quoted sales price on the security’s principal exchange on the day of valuation. If there are no sales of the relevant security on such day, the security will be valued at the bid price at the time of computation. For securities traded in the over-the-counter market, including listed debt and preferred securities, whose primary market is believed to be over-the-counter, the Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser - and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources.

In the event that market quotations are not readily available, or when such quotations are deemed not to reflect current market value, the securities will be valued at their respective fair value as determined in good faith by the Adviser pursuant to certain procedures and reporting requirements established by the Board of Trustees. The Adviser considers all relevant facts that are reasonably available when determining the fair value of a security, including but not limited to the last sale price or initial purchase price (if a when issued security) and subsequently adjusting the value based on changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves are utilized. At December 31, 2016, there were no securities valued using fair value procedures.

Fair Value Measurements – The Fund has adopted authoritative fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

• Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 –	Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
• Level 3 –	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets measured at fair value on a recurring basis as of December 31, 2016.

	Total Market Value at 12/31/16	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs

CORPORATE DEBT SECURITIES	$182,225,722	$—	$182,225,722	$—

ASSET BACKED SECURITIES	9,487,123	—	9,487,123	—

COMMERCIAL MORTGAGE-BACKED SECURITIES	10,120,577	—	10,120,577	—

RESIDENTIAL MORTGAGE-BACKED SECURITIES	668,000	—	668,000	—

MUNICIPAL BONDS	4,853,542	—	4,853,542	—

U.S. TREASURY SECURITIES	1,045,730	—	1,045,730	—

PREFERRED STOCK	2,552,463	2,552,463	—	—

TOTAL INVESTMENTS	$210,953,157	$2,552,463	$208,400,694	$—

CUTWATER INSIGHT SELECT INCOME FUND

Notes to the Quarterly Portfolio of Investments

December 31, 2016 (concluded)

(unaudited)

At the end of each calendar quarter, management evaluates the Level 1, 2 and 3 assets and liabilities for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates Level 1 and 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges. Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities. Pursuant to Fund policy, transfers between levels are considered to have occurred at the beginning of the reporting period. As of December 31, 2016 there were no transfers between Level 1, Level 2 and Level 3 for the Fund.

Level 3 investments are categorized as Level 3 with values derived utilizing prices from prior transactions or third party pricing information without adjustment (broker quotes, pricing services and net asset values). A significant change in third party pricing information could result in a significantly lower or higher value in such Level 3 investments. As of December 31, 2016, the Fund did not hold any Level 3 securities.

For more information with regards to significant accounting policies, see the most recent semi or annual report filed with the Securities and Exchange Commission.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Cutwater Select Income Fund

By (Signature and Title)*	/s/ Clifford D. Corso
Clifford D. Corso, President
(principal executive officer)

Date	2-22-2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Clifford D. Corso
Clifford D. Corso, President
(principal executive officer)

Date	2-22-2017

By (Signature and Title)*	/s/ Thomas E. Stabile
Thomas E. Stabile, Treasurer
(principal financial officer)

Date	2-22-2017

* Print the name and title of each signing officer under his or her signature.